Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Disclosure of Dividends Declared
Dividends declared during the year 2023 and the first quarter of 2024 by the Board of Directors of the Company were as follows:

Declared	Payable	Amount ($) per share
February 29, 2024	March 22, 2024	0.445
November 7, 2023	December 15, 2023	0.445
July 31, 2023	September 15, 2023	0.445
May 4, 2023	June 15, 2023	0.445
February 28, 2023	March 25, 2023	0.445

Dividends declared during the year 2022 by the Board of Directors of the Company were as follows:

Declared	Payable	Amount ($) per share
November 8, 2022	December 15, 2022	0.445
August 2, 2022	September 15, 2022	0.445
May 5, 2022	June 15, 2022	0.44
February 25, 2022	March 25, 2022	0.44